Provisions and other current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring provisions movements [roll forward]
Cash payments	$ (24,944)	$ (19,829)	$ (16,703)
Restructuring provision
Restructuring provisions movements [roll forward]
Provision at beginning of period	424	703	1,131
Provisions related to discontinued operations			(51)
Additions to provisions	364	362	658
Cash payments	(403)	(514)	(816)
Releases of provisions	(58)	(100)	(193)
Transfers	(32)		(57)
Currency translation effects	37	(27)	31
Provision at end of period	$ 332	$ 424	$ 703